FAIR VALUE CHANGES OF INVESTMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of the Level 3 fair value measurements
Unrealized gain on available-for-sale securities, net of tax effect	$ 16,950	¥ 116,540	¥ 110,702	¥ 28,876
Unrealized gain on available-for-sale debt securities, tax		¥ 38,847	36,900	9,625
Income approach - discounted cash flow | Terminal growth rate
Fair value inputs
Available-for-sale debt securities, measurement input | item	0.03	0.03
Income approach - discounted cash flow | Discount rate
Fair value inputs
Available-for-sale debt securities, measurement input | item	0.18	0.18
Income approach - discounted cash flow | Risk-free rate
Fair value inputs
Available-for-sale debt securities, measurement input | item	0.0284	0.0284
Available-for-sale debt securities
Reconciliation of the Level 3 fair value measurements
Balance at the beginning of the period		¥ 312,819	165,217	0
Initial recognition				126,716
Unrealized gain		155,387	147,602	38,501
Sale of debt securities		(19,430)
Balance at the end of the period		¥ 448,776	¥ 312,819	¥ 165,217